Inventories (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory		$ 84,709	$ 385,828